Non-current trade receivables and other non-current assets (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Detailed Information About Non-current Trade Receivables

	As at June 30,	As at December 31,
(€‘000)	2022	2021
Non-current trade receivables Mesoblast license agreement	—	2 209

Total Non-current Trade and Other receivables	—	2 209

Summary of Other Non-current Assets

	As at June 30,	As at December 31,
(€‘000)	2022	2021
R&D Tax credit receivable	4 094	3 764

Total Non-current Grant recevables	4 094	3 764

Deposits	222	262

Total Other non-current assets	222	262